UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 8/31

Deutsche Select Alternative Allocation Fund

Date of reporting period: 7/1/17-11/20/17

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-01236
Reporting Period: 07/01/2017 - 11/20/2017
Deutsche Market Trust

================= Deutsche Select Alternative Allocation Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):

Deutsche Market Trust

By (Signature and Title) /s/ Hepsen Uzcan

                                   Hepsen
Uzcan, President and Chief Executive Officer

Date 12/19/17